Derivatives and hedging activities	6 Months Ended
Jun. 30, 2013
Derivatives and hedging activities
Note 24 Derivatives and hedging activities

> Refer to “Note 30 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information.

Fair value of derivative instruments

The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.

Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

> Refer to “Note 27 – Financial instruments” for further information.

Fair value of derivative instruments

	Trading			Hedging			[1]
end of 2Q13	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	10,366.8	8.6	8.5	0.0	0.0	0.0
Swaps	31,995.1	479.0	472.3	69.8	2.6	0.8
Options bought and sold (OTC)	3,961.1	51.1	51.3	0.0	0.0	0.0
Futures	1,357.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	639.5	0.4	0.3	0.0	0.0	0.0
Interest rate products	48,320.2	539.1	532.4	69.8	2.6	0.8
Forwards	2,385.9	25.5	23.8	23.5	0.1	0.3
Swaps	1,377.3	31.1	42.6	0.0	0.0	0.0
Options bought and sold (OTC)	1,131.8	13.7	15.0	0.0	0.0	0.0
Futures	60.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.3	0.1	0.1	0.0	0.0	0.0
Foreign exchange products	4,960.4	70.4	81.5	23.5	0.1	0.3
Forwards	5.1	0.7	0.0	0.0	0.0	0.0
Swaps	221.5	5.7	7.0	0.0	0.0	0.0
Options bought and sold (OTC)	255.9	12.8	11.8	0.0	0.0	0.0
Futures	52.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	471.0	18.6	19.2	0.0	0.0	0.0
Equity/index-related products	1,005.5	37.8	38.0	0.0	0.0	0.0
Credit derivatives [2]	1,696.6	29.3	29.2	0.0	0.0	0.0
Forwards	28.0	2.1	3.0	0.0	0.0	0.0
Swaps	51.1	3.8	2.9	0.0	0.0	0.0
Options bought and sold (OTC)	45.0	1.9	2.0	0.0	0.0	0.0
Futures	35.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	58.1	1.4	1.7	0.0	0.0	0.0
Other products [3]	217.3	9.2	9.6	0.0	0.0	0.0
Total derivative instruments	56,200.0	685.8	690.7	93.3	2.7	1.1
The notional amount, PRV and NRV (trading and hedging) was CHF 56,293.3 billion, CHF 688.5 billion and CHF 691.8 billion, respectively, as of June 30, 2013.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value of derivative instruments (continued)

	Trading				Hedging			[1]
end of 4Q12	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,055.9		2.6	2.5	0.0	0.0	0.0
Swaps	29,155.2		635.6	630.1	62.8	3.9	1.5
Options bought and sold (OTC)	3,739.9		62.4	62.6	0.0	0.0	0.0
Futures	1,145.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	952.0		0.3	0.2	0.0	0.0	0.0
Interest rate products	43,048.4		700.9	695.4	62.8	3.9	1.5
Forwards	2,133.4		21.6	21.3	19.6	0.2	0.1
Swaps	1,336.3		32.2	46.6	0.0	0.0	0.0
Options bought and sold (OTC)	985.3		9.7	10.7	0.0	0.0	0.0
Futures	83.8	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.6		0.0	0.0	0.0	0.0	0.0
Foreign exchange products	4,542.4		63.5	78.6	19.6	0.2	0.1
Forwards	5.5		0.6	0.0	0.0	0.0	0.0
Swaps	211.0		4.6	5.8	0.0	0.0	0.0
Options bought and sold (OTC)	214.9		11.4	11.1	0.0	0.0	0.0
Futures	74.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	338.2		13.7	14.1	0.0	0.0	0.0
Equity/index-related products	844.0		30.3	31.0	0.0	0.0	0.0
Credit derivatives [3]	1,694.4		30.6	29.8	0.0	0.0	0.0
Forwards	31.3		1.1	1.4	0.0	0.0	0.0
Swaps	55.3		3.6	3.1	0.0	0.0	0.0
Options bought and sold (OTC)	54.2		1.6	1.6	0.0	0.0	0.0
Futures	35.6	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	50.4		1.6	1.7	0.0	0.0	0.0
Other products [4]	226.8		7.9	7.8	0.0	0.0	0.0
Total derivative instruments	50,356.0		833.2	842.6	82.4	4.1	1.6
The notional amount, PRV and NRV (trading and hedging) was CHF 50,438.4 billion, CHF 837.3 billion and CHF 844.2 billion, respectively, as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period has been corrected to reclassify the notional amounts from other products to foreign exchange products.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity, energy and emission products.

Netting of derivative instruments

> Refer to “Derivatives” in Note 20 – Offsetting of financial assets and financial liabilities for further information of the netting of derivative instruments.

Fair value hedges

in	2Q13	1Q13	2Q12	6M13	6M12
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	249	88	385	337	436
Foreign exchange products	(6)	(2)	(12)	(8)	(13)
Total	243	86	373	329	423
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(253)	(86)	(398)	(339)	(462)
Foreign exchange products	6	2	10	8	12
Total	(247)	(84)	(388)	(331)	(450)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(4)	2	(15)	(2)	(27)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges

in	2Q13	1Q13	2Q12	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(25)	5	1	(20)	0
Foreign exchange products	5	(3)	(5)	2	10
Total	(20)	2	(4)	(18)	10
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	(1)	1	0	0	0
Foreign exchange products [2]	(1)	(1)	0	(2)	0
Total	(2)	0	0	(2)	0
1 Included in trading revenues.
2 Included in other revenues.

As of the end of 2Q13, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was four years.

The net loss associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF 9 million.

Net investment hedges

in	2Q13	1Q13	2Q12	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	260	(551)	(467)	(291)	(201)
Total	260	(551)	(467)	(291)	(201)
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	0	0	0	77
Total	0	0	0	0	77
Represents gains/(losses) on effective portion.
1 Included in other revenues.

The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities.

> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.

Disclosures relating to contingent credit risk

Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below the level specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market replacement value of the derivative contract.

The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.

Contingent credit risk

	2Q13				4Q12
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties		Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	11.4	1.4	0.2	13.0	15.3		1.4	0.6	17.3
Collateral posted	10.2	1.4	–	11.6	13.4		1.4	–	14.8
Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7	0.2		0.5	0.0	0.7
Additional collateral required in a two-notch downgrade event	2.8	1.3	0.0	4.1	2.7	[1]	1.5	0.5	4.7
1 Additional collateral required in a two-notch downgrade event has been corrected.

Credit derivatives

> Refer to “Note 30 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information on credit derivatives.

Credit protection sold/purchased

The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash collateralized debt obligations (CDOs) and other derivative instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 6.3 billion and CHF 6.0 billion as of the end of 2Q13 and 4Q12, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold

Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit risk-related events.

Credit protection purchased

Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold.

Other protection purchased

In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.

Fair value of credit protection sold

The fair values of the credit protection sold give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.

Credit protection sold/purchased

	2Q13						4Q12
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold		Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(382.5)	358.9		(23.6)	45.1	1.6	(394.6)		373.9		(20.7)	56.0		2.5
Non-investment grade	(132.7)	128.1		(4.6)	12.3	0.2	(135.4)		129.3		(6.1)	11.3		(0.4)
Total single-name instruments	(515.2)	487.0		(28.2)	57.4	1.8	(530.0)	[3]	503.2	[3]	(26.8)	67.3	[3]	2.1	[3]
of which sovereigns	(117.1)	113.6		(3.5)	9.1	(1.7)	(119.4)		117.1		(2.3)	10.3		(0.7)
of which non-sovereigns	(398.1)	373.4		(24.7)	48.3	3.5	(410.6)		386.1		(24.5)	57.0		2.8
Multi-name instruments (CHF billion)
Investment grade [2]	(223.9)	217.2		(6.7)	32.5	0.0	(222.2)		207.1		(15.1)	20.6		(0.7)
Non-investment grade	(67.3)	70.3	[4]	3.0	10.8	(1.2)	(62.8)		56.1	[4]	(6.7)	9.8		(1.6)
Total multi-name instruments	(291.2)	287.5		(3.7)	43.3	(1.2)	(285.0)	[3]	263.2	[3]	(21.8)	30.4	[3]	(2.3)	[3]
of which sovereigns	(12.6)	12.5		(0.1)	0.2	0.0	(13.5)		13.1		(0.4)	0.4		(0.1)
of which non-sovereigns	(278.6)	275.0		(3.6)	43.1	(1.2)	(271.5)		250.1		(21.4)	30.0		(2.2)
Total instruments (CHF billion)
Investment grade [2]	(606.4)	576.1		(30.3)	77.6	1.6	(616.8)		581.0		(35.8)	76.6		1.8
Non-investment grade	(200.0)	198.4		(1.6)	23.1	(1.0)	(198.2)		185.4		(12.8)	21.1		(2.0)
Total instruments	(806.4)	774.5		(31.9)	100.7	0.6	(815.0)		766.4		(48.6)	97.7		(0.2)
of which sovereigns	(129.7)	126.1		(3.6)	9.3	(1.7)	(132.9)		130.2		(2.7)	10.7		(0.8)
of which non-sovereigns	(676.7)	648.4		(28.3)	91.4	2.3	(682.1)		636.2		(45.9)	87.0		0.6
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Credit protection instruments have been corrected to reclassify certain single-name instruments to multi-name instruments.
4 Includes the Clock Finance transaction.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.

Credit derivatives

end of	2Q13	4Q12
Credit derivatives (CHF billion)
Credit protection sold	806.4	815.0
Credit protection purchased	774.5	766.4
Other protection purchased	100.7	97.7
Other instruments [1]	15.0	15.3
Total credit derivatives	1,696.6	1,694.4
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.

Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2Q13 (CHF billion)
Single-name instruments	118.3	328.8	68.1	515.2
Multi-name instruments	18.5	187.1	85.6	291.2
Total instruments	136.8	515.9	153.7	806.4
4Q12 (CHF billion)
Single-name instruments	125.0	326.0	79.0	530.0
Multi-name instruments	42.7	171.0	71.3	285.0
Total instruments	167.7	497.0	150.3	815.0